Schedule of investments

Delaware Small Cap Core Fund February 29, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.15%
Basic Materials - 7.16%
Balchem	364,131	$34,395,814
Boise Cascade	1,624,395	57,633,535
Coeur Mining †	2,286,889	9,513,458
Kaiser Aluminum	559,322	52,883,895
Minerals Technologies	1,050,725	47,146,031
Neenah	845,402	48,838,874
Quaker Chemical	231,113	36,416,475
Worthington Industries	1,139,251	36,228,182
		323,056,264
Business Services - 4.36%
ABM Industries	1,201,588	39,556,277
ASGN †	648,109	32,865,607
BrightView Holdings †	1,813,634	25,390,876
Casella Waste Systems Class A †	612,085	29,655,518
Mobile Mini	873,320	34,050,747
US Ecology	842,617	35,440,471
		196,959,496
Capital Goods - 9.40%
Applied Industrial Technologies	819,735	48,356,168
Barnes Group	535,092	28,734,440
Belden	667,531	26,654,513
Columbus McKinnon	1,094,084	34,015,072
ESCO Technologies	392,430	35,679,736
Federal Signal	1,614,356	46,816,324
Granite Construction	739,554	15,027,737
Kadant	413,546	37,558,248
MasTec †	778,523	38,209,909
MYR Group †	1,079,991	27,550,570
Rexnord	1,078,101	31,437,425
Tetra Tech	667,527	53,982,908
		424,023,050
Communications Services - 1.21%
ATN International	422,504	22,772,966
InterXion Holding †	375,268	31,856,500
		54,629,466
Consumer Discretionary - 3.03%
American Eagle Outfitters	2,998,504	38,620,731
Five Below †	151,354	14,673,770

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Schedule of investments

Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	800,864	$35,189,964
Steven Madden	1,478,957	48,361,894
		136,846,359
Consumer Services - 2.69%
Cheesecake Factory	1,078,893	38,440,958
Chuy’s Holdings †	537,335	11,520,462
Jack in the Box	658,022	45,311,395
Wendy’s	1,394,019	26,319,079
		121,591,894
Consumer Staples - 1.98%
J&J Snack Foods	266,929	42,927,522
Prestige Consumer Healthcare †	1,240,739	46,354,009
		89,281,531
Credit Cyclicals - 1.13%
Taylor Morrison Home †	1,686,387	37,977,435
Tenneco Class A	1,412,261	12,950,433
		50,927,868
Energy - 0.53%
Callon Petroleum †	1,686,905	3,829,274
NexTier Oilfield Solutions †	2,056,142	9,581,622
Patterson-UTI Energy	1,489,249	8,533,397
PDC Energy †	101,588	1,933,220
		23,877,513
Financials - 17.05%
American Equity Investment Life Holding	1,917,594	48,476,776
Bryn Mawr Bank	564,130	18,751,681
CenterState Bank	2,125,916	43,007,281
City Holding	396,245	27,705,450
Essent Group	994,170	43,385,579
First Bancorp	889,741	28,560,686
First Financial Bancorp	2,100,675	43,273,905
First Interstate BancSystem Class A	949,815	32,350,699
Great Western Bancorp	1,596,999	42,911,363
Hamilton Lane Class A	456,513	28,367,718
Independent Bank	524,108	35,393,013
Independent Bank Group	870,180	40,280,632
Kemper	226,747	15,609,263
MGIC Investment	2,181,441	26,242,735
Old National Bancorp	2,454,872	38,688,783
Pacific Premier Bancorp	341,891	8,831,045
Primerica	115,792	12,892,281

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(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Selective Insurance Group	586,062	$32,690,538
Stifel Financial	932,272	50,752,888
Umpqua Holdings	2,049,665	31,544,344
United Community Banks	1,309,412	32,434,135
Valley National Bancorp	4,035,549	37,530,606
WesBanco	858,927	26,291,755
WSFS Financial	676,137	23,299,681
		769,272,837
Healthcare - 17.72%
Adamas Pharmaceuticals †	1,683,490	7,676,714
Agios Pharmaceuticals †	755,976	35,893,740
CONMED	532,361	50,382,645
CryoLife †	1,352,326	34,660,115
Intercept Pharmaceuticals †	439,676	40,423,811
Ligand Pharmaceuticals †	479,045	44,838,612
Merit Medical Systems †	1,219,116	43,900,367
Natera †	1,494,251	56,639,584
NuVasive †	717,670	47,229,863
PTC Therapeutics †	592,669	32,501,968
Quidel †	794,031	61,330,954
Repligen †	644,277	55,150,111
Retrophin †	2,494,974	38,659,622
Spectrum Pharmaceuticals †	2,223,057	6,357,943
Supernus Pharmaceuticals †	1,202,230	21,628,118
Tabula Rasa HealthCare †	810,228	45,510,507
Teladoc Health †	464,118	57,996,185
Ultragenyx Pharmaceutical †	1,005,463	56,386,365
Vanda Pharmaceuticals †	2,405,753	26,535,456
Wright Medical Group †	1,188,280	35,945,470
		799,648,150
Information Technology - 14.25%
Anixter International †	207,229	20,206,900
Blackbaud	254,851	17,278,898
Brooks Automation	1,178,174	40,658,785
Chegg †	678,556	26,606,181
ExlService Holdings †	838,937	62,626,647
II-VI †	1,256,636	37,309,523
j2 Global	657,629	57,430,741
LendingTree †	56,532	15,592,656
MACOM Technology Solutions Holdings †	283,769	7,170,843
MaxLinear †	2,020,992	31,244,536
Mimecast †	470,761	18,637,428

NQ-480 [2/20] 4/20 (1139777) 3

Schedule of investments

Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
NETGEAR †	803,475	$15,161,573
Paylocity Holding †	161,305	20,892,224
Plantronics	738,864	10,144,603
Q2 Holdings †	695,382	52,410,941
Rapid7 †	936,709	43,369,627
Semtech †	998,245	39,420,695
Silicon Laboratories †	381,812	33,859,088
WNS Holdings ADR †	924,950	60,898,708
Yelp †	1,031,304	32,248,876
		643,169,473
Media - 0.52%
Nexstar Media Group Class A	201,960	23,221,361
		23,221,361
Real Estate Investment Trusts - 8.82%
American Assets Trust	851,823	35,308,023
Armada Hoffler Properties	1,871,560	31,367,346
Cousins Properties	513,355	18,321,640
EastGroup Properties	381,885	48,014,401
First Industrial Realty Trust	1,537,601	59,197,639
Kite Realty Group Trust	2,309,627	37,300,476
Lexington Realty Trust	2,279,096	23,634,225
Mack-Cali Realty	1,608,388	30,527,204
Pebblebrook Hotel Trust	1,681,956	33,992,331
Physicians Realty Trust	2,457,288	46,344,452
RPT Realty	2,627,089	34,047,073
		398,054,810
Transportation - 1.00%
Hub Group Class A †	711,729	32,903,232
Werner Enterprises	366,022	12,298,339
		45,201,571
Utilities - 5.30%
Black Hills	343,085	24,770,666
NorthWestern	949,505	66,788,182
South Jersey Industries	2,598,340	70,285,097
Spire	1,028,614	77,197,481
		239,041,426
Total Common Stock (cost $4,586,794,606)		4,338,803,069

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(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 3.56%
Money Market Mutual Funds - 3.56%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	32,154,934	$32,154,934
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	32,154,934	32,154,934
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.47%)	32,154,935	32,154,935
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	32,154,935	32,154,935
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	32,154,935	32,154,935
Total Short-Term Investments (cost $160,774,673)		160,774,673

Total Value of Securities – 99.71%
(cost $4,747,569,279)		4,499,577,742
Receivables and Other Assets Net of Liabilities – 0.29%		13,201,525
Net Assets Applicable to 215,024,091 Shares Outstanding – 100.00%		$4,512,779,267

† Non-income producing security.

Summary of Abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs

NQ-480 [2/20] 4/20 (1139777) 5